Future Minimum Lease Payments to be Received Under Financing Leases for Future Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Future Minimum Payments Receivable [Line Items]
2013	¥ 12,419
2014	8,434
2015	6,127
2016	3,856
2017	1,521
2018 and thereafter	326
Total	¥ 32,683